8B. Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
10. Valuation and Qualifying Accounts

Allowance for Doubtful Accounts

The Company has the following allowances for doubtful accounts (in thousands):

	Year Ended December 31,
	2013	2012
Beginning balance	$12	$20
Additions / (Adjustments)	6	(8)
Balance	$18	$12

Inventory Reserves

The Company has the following reserves for inventory balance (in thousands):

	Year Ended December 31,
	2013	2012
Beginning balance	$52	$64
Additions / (Adjustments)	132	(12)
Balance	$184	$52